Summary of significant accounting policies, Financial Instruments (FY) (Details) - Cash Flow Hedges [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Other current assets	$ 1	$ 3
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Other noncurrent assets	$ 0	$ 2
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Other current liabilities	$ 7	$ 12
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Other noncurrent liabilities	$ 3	$ 14
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent